New Accounting Pronouncements - Additional Information (Detail) $ in Billions	Jan. 01, 2019 USD ($)
ASU 2018-11 [Member] | Subsequent Events [Member]
New Accounting Pronouncements Or Change In Accounting Principle [Line Items]
Operating liabilities, expected to be recognized	$ 1.1